LONG-TERM INVESTMENTS	12 Months Ended
Sep. 30, 2016
LONG-TERM INVESTMENTS
11.	LONG-TERM INVESTMENTS

Long-term investments consisted of the following:

	As of September 30,
	2015	2016
	US$	US$
Cost method investment:
Amdon Consulting Pte Ltd. (“Amdon”) (a)	—	658
Equity method investment:
Mayi White-Collar Investment Management Co., Ltd. (“Mayi Investment Management”) (b)	—	1,784
Available-for-sale securities investment:
Beijing Niuke Technology Co., Ltd. (“Niuke Technology”) (c)	—	637

Total	—	3,079

(a)	In May 2016, the Group invested Singapore Dollar (“S$”) 0.9 million (US$658) in preferred shares representing a 8.18% interest in Amdon, a Singapore based e-learning solution provider. The Group further committed to invest an additional S$0.9 million (US$658) for an additional 6.82% interest upon Amdon meeting certain revenue criteria. The fair value of Amdon’s equity interest was not readily determinable and the Group did not have the ability to exercise significant influence over the operating and financial policies of Amdon. As a result, the investment was accounted for as a cost method investment.
(b)	In November 2015, the Group invested RMB12.5 million (US$1,875) cash in exchange for a 12.5% equity interest in Mayi Investment Management, a person-to-person (“P2P”) and person-to-business (“P2B”) integrated network lending platform. The Group uses the equity method to account for the investment, because the Group has the ability to exercise significant influence but does not have control over the investee. Mayi Investment Management qualified as a related party and the amount due from Mayi Investment Management recorded on the consolidated balance sheet was US$208 as of September 30, 2016.
(c)	In September 2016, the Group invested RMB4.25 million (US$637) in exchange for a 8.5% equity interest of Niuke Technology, an online professional platform dedicated to the learning and growth of programmers. The investment was classified as available-for-sale security as the Group determined that the shares were debt securities in nature due to the redemption option available to the investors and measured the investment subsequently at fair value.